Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of Financial Assets and Liabilities

	December 31	December 31
Exposure	2019	2018
Amounts receivable	$239	$769
Restricted cash	851	830
Cash and cash equivalents	14,038	14,872
Total exposure	$15,128	$16,471

The exposure of the Group's US dollar- denominated financial assets and liabilities to foreign exchange risk is as follows:

	December 31	December 31
	2019	2018
Financial assets:
Amounts receivable	$263	$627
Cash and cash equivalents and restricted cash	14,090	10,523
	14,353	11,150
Financial liabilities:
Non-current trade payables	(932)	(7,194)
Warrant liabilities	(43)	–
Current trade and other payables	(12,426)	(5,834)
Payables to related parties	(24)	(146)
	(13,425)	(13,174)
Net financial liabilities exposed to foreign currency risk	$(928)	$(2,024)